Basis for Preparation	6 Months Ended
Jun. 30, 2024
Basis for Preparation [Abstract]
BASIS FOR PREPARATION
NOTE 2 –	BASIS FOR PREPARATION

The Company’s accompanying condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America
(“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnote disclosures required by U.S. GAAP for complete financial statements.

These condensed interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements and related notes for the year ended December 31, 2023 (the “Annual Financial Statements”).

There have been no changes in the Company’s significant accounting policies during the six months ended June 30, 2024, as compared to the critical accounting policies described in note 2 to the Annual Financial Statements, except as follows:

Convertible promissory note- see note 5.

Debt discounts represent issuance costs related to Convertible promissory note and are included in the condensed consolidated balance sheets as a direct deduction from the principal amount of the Convertible promissory note. Debt discounts are amortized over the term of the related note and are included in the interest expense